RELATED PARTY TRANSACTIONS (Details) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	May 31, 2011	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2010	Jun. 30, 2012 POSCO Canada Ltd. [Member]	Jun. 30, 2011 POSCO Canada Ltd. [Member]	Jun. 30, 2011 Legal Services [Member]	Mar. 31, 2012 MIZ [Member]	Dec. 31, 2012 MIZ [Member]	Dec. 31, 2011 MIZ [Member]	Jun. 30, 2012 MIZ [Member]	Jun. 30, 2011 MIZ [Member]	Dec. 31, 2012 R&M Global Advisors [Member]	Dec. 31, 2011 R&M Global Advisors [Member]	Jun. 30, 2012 R&M Global Advisors [Member]	Jun. 30, 2011 R&M Global Advisors [Member]	Jun. 30, 2011 Maximum [Member] MIZ [Member]	Jun. 30, 2011 Minimum [Member] MIZ [Member]	Jun. 30, 2012 Restricted Stock [Member] MIZ [Member]	Jun. 30, 2011 Restricted Stock [Member] MIZ [Member]	Nov. 30, 2012 Restricted Stock [Member] MIZ [Member]
Related Party Transaction [Line Items]
Common Stock Shares Sold											100,595,238
Due to Related Parties						$ 11,400	$ 10,986	$ 11,400													$ 81,300
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement, shares																		500,000
Stock issued to MIZ, a related party for salary and bonus under Employment Service Agreement							282,500											192,500
February 2011, common stock issued to MIZ for bonus under Employment Service Agreement at $0.38 per share (in shares)																		236,842
Fair value of stock issued for bonus under Employment Service Agreement																		90,000
Issuance price per share of stock issued for salary and bonus																		$ 0.38
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	2,500,000	2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights

The shares of Restricted Stock vest in installments of between 300,000 and 1,000,000 shares upon the achievement of certain milestones set forth in the Employment Services Agreement, subject to acceleration upon a change of control or a termination of Mr. Currin's employment by MIZ for good reason (as defined in the Employment Services Agreement)

Shares vesting upon achievement of certain milestones, shares															100,000								1,000,000	300,000
Grant Date of Restricted Shares																		Aug. 11, 2010
Share-Based Compensation to be Recognized																		950,000
Stock-based compensation			242,032	357,503	308,383	649,580	2,668,520	4,458,047	4,815,550						183,360	165,529	114,420	186,090								190,000
Allocated Share-based Compensation Expense						121,210	283,759					114,420			20,700	60,615									250,921	303,101
Stock Issued During Period, Shares, Restricted Stock Award, Gross	900,000	900,000												300,000				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																	1,700,000
Share Based Compensation Arrangement By Share Based Payment Award Other Than Options Grant In Period, Unvested Shares				0					0
Compensation Expenses																			85,359	97,125	145,187	10,000
Shares Issued And Held In Escrow Subject To Vesting Requirements				1,700,000					1,700,000
Outstanding - Number of Shares				1,450,000		1,450,000	1,800,000	1,450,000	1,450,000	800,000
Outstanding - Weighted-average Exercise Price				$ 0.38		$ 0.38	$ 0.35	$ 0.38	$ 0.38	$ 0.31
Legal Fees													69,000
Employee Benefits and Share-based Compensation																	212,500
Employee Benefits and Share-based Compensation Unpaid																	20,830
Options vested and expected to vest																											300,000
Compensation Paid Under Employment Service Agreement															178,750	216,667
Base Fee															5,000
Additional Fee															2,000
Compensation Payable Under Employment Service Agreement															0		20,834
Share Based Compensation Arrangement By Share Based Payment Award, Modification Expense															$ 16,682
Stock Issued During Period, Shares, Other															800,000